Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, March 19, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy International Small Cap Fund and Ivy Apollo Multi-Asset Income Fund.

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 2.5%: Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund, Ivy Pictet Targeted Return Bond Fund and Ivy PineBridge High Yield Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund and Ivy Pictet Emerging Markets Local Currency Debt Fund.

■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Pictet Targeted Return Bond Fund, Ivy PineBridge High Yield Fund, Ivy International Small Cap Fund, Ivy Apollo Multi-Asset Income Fund and Ivy Cash Management Fund.

3)	The Board of Trustees of the Ivy Funds (Trust) has approved a change to certain of the benchmarks of Ivy Apollo Strategic Income Fund, a series of the Trust (Fund).

That change, which is effective immediately, is as follows:

Current Benchmarks	New Benchmarks
Bloomberg Barclays Global Credit 1-10 Year Hedged Index	Bloomberg Barclays US Universal Index
ICE BofAML US High Yield Index	ICE BofAML US High Yield Index
Blended 50% Bloomberg Barclays Global Credit 1-10 Year Hedged Index + 50% ICE BofAML US High Yield Index	Blended 50% Bloomberg Barclays US Universal Index + 50% ICE BofAML US High Yield Index

Ivy Investment Management Company, the Fund’s investment adviser, believes that the New Benchmark indexes are more consistent with the investment philosophy of the Fund and more reflective of the types of securities in which the Fund invests than the Current Benchmark indexes. Performance information for the New Benchmarks will appear in the next update to the Fund’s prospectus. The Current Benchmarks also will be shown in the prospectus for a period of one year for comparison purposes. Please visit www.ivyinvestments.com or call (888) 923-3355 for additional information.

Ivy International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, March 19, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy International Small Cap Fund and Ivy Apollo Multi-Asset Income Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Pictet Targeted Return Bond Fund, Ivy PineBridge High Yield Fund, Ivy International Small Cap Fund, Ivy Apollo Multi-Asset Income Fund and Ivy Cash Management Fund.

Ivy Apollo Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, March 19, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 3.5%: Ivy International Small Cap Fund and Ivy Apollo Multi-Asset Income Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Pictet Targeted Return Bond Fund, Ivy PineBridge High Yield Fund, Ivy International Small Cap Fund, Ivy Apollo Multi-Asset Income Fund and Ivy Cash Management Fund.

Ivy Apollo Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, March 19, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 2.5%: Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund, Ivy Pictet Targeted Return Bond Fund and Ivy PineBridge High Yield Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Pictet Targeted Return Bond Fund, Ivy PineBridge High Yield Fund, Ivy International Small Cap Fund, Ivy Apollo Multi-Asset Income Fund and Ivy Cash Management Fund.

3)	The Board of Trustees of the Ivy Funds (Trust) has approved a change to certain of the benchmarks of Ivy Apollo Strategic Income Fund, a series of the Trust (Fund).

That change, which is effective immediately, is as follows:

Current Benchmarks	New Benchmarks
Bloomberg Barclays Global Credit 1-10 Year Hedged Index	Bloomberg Barclays US Universal Index
ICE BofAML US High Yield Index	ICE BofAML US High Yield Index
Blended 50% Bloomberg Barclays Global Credit 1-10 Year Hedged Index + 50% ICE BofAML US High Yield Index	Blended 50% Bloomberg Barclays US Universal Index + 50% ICE BofAML US High Yield Index

Ivy Investment Management Company, the Fund’s investment adviser, believes that the New Benchmark indexes are more consistent with the investment philosophy of the Fund and more reflective of the types of securities in which the Fund invests than the Current Benchmark indexes. Performance information for the New Benchmarks will appear in the next update to the Fund’s prospectus. The Current Benchmarks also will be shown in the prospectus for a period of one year for comparison purposes. Please visit www.ivyinvestments.com or call (888) 923-3355 for additional information.

Ivy California Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, March 19, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 2.5%: Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund, Ivy Pictet Targeted Return Bond Fund and Ivy PineBridge High Yield Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Pictet Targeted Return Bond Fund, Ivy PineBridge High Yield Fund, Ivy International Small Cap Fund, Ivy Apollo Multi-Asset Income Fund and Ivy Cash Management Fund.

Ivy Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, March 19, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 2.5%: Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund, Ivy Pictet Targeted Return Bond Fund and Ivy PineBridge High Yield Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund and Ivy Pictet Emerging Markets Local Currency Debt Fund.

Ivy Crossover Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, March 19, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 2.5%: Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund, Ivy Pictet Targeted Return Bond Fund and Ivy PineBridge High Yield Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund and Ivy Pictet Emerging Markets Local Currency Debt Fund.

Ivy Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, March 19, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 2.5%: Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund, Ivy Pictet Targeted Return Bond Fund and Ivy PineBridge High Yield Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund and Ivy Pictet Emerging Markets Local Currency Debt Fund.

Ivy Pictet Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, March 19, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 2.5%: Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund, Ivy Pictet Targeted Return Bond Fund and Ivy PineBridge High Yield Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
The first sentence of Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund and Ivy Pictet Emerging Markets Local Currency Debt Fund.

Ivy Pictet Targeted Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, March 19, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 2.5%: Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund, Ivy Pictet Targeted Return Bond Fund and Ivy PineBridge High Yield Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Pictet Targeted Return Bond Fund, Ivy PineBridge High Yield Fund, Ivy International Small Cap Fund, Ivy Apollo Multi-Asset Income Fund and Ivy Cash Management Fund.

Ivy PineBridge High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, March 19, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

1)	Effective October 1, 2020, the sales charge imposed on purchases of Class A shares of certain Funds will be reduced. Therefore, on that date, the prospectus is revised as follows:

■
The “Shareholder Fees” table in the summary section of each of the following Funds is amended by revising the “Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)” line item for Class A Shares to 2.5%: Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund, Ivy Pictet Targeted Return Bond Fund and Ivy PineBridge High Yield Fund.

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Pictet Targeted Return Bond Fund, Ivy PineBridge High Yield Fund, Ivy International Small Cap Fund, Ivy Apollo Multi-Asset Income Fund and Ivy Cash Management Fund.

Ivy Cash Management Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated August 24, 2020 to the

Ivy Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, March 19, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020 and June 30, 2020

2)
Effective immediately, the low balance fee for Class A Shares of the Funds will be eliminated, and your account will NOT be assessed an account fee of $20 if your account balance is below $650 at the start of business on the Friday prior to the last full week of September (i.e., September 18, 2020). As a result, effective October 1, 2020, the prospectus is revised as follows:

■	In the summary section of each Fund, the “Shareholder Fees” table is amended by revising the “Maximum Account Fee” line item for Class A Shares from $20 to None.
■
Footnote 2 to the “Shareholder Fees” table in the summary section of each of the following Funds is deleted: Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Pictet Targeted Return Bond Fund, Ivy PineBridge High Yield Fund, Ivy International Small Cap Fund, Ivy Apollo Multi-Asset Income Fund and Ivy Cash Management Fund.